Derivative Financial Instruments - Schedule of Effect of Derivative Instruments on Financial Performance (Detail) - Cash Flow Hedging [Member] - Foreign Currency Derivatives [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives Designated as Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) Gain Recognized in Other Comprehensive (Loss) Income (Effective Portion)	$ (875)	$ 6,090
Derivatives Designated as Hedging Instruments [Member] | Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from Accumulated Other Comprehensive Loss (Effective Portion)	(1,763)	(13,027)
Derivatives Not Designated as Hedging Instruments [Member] | Other Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) Gain Recognized in Income on Derivative	$ (1,030)	$ 1,669